Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Accounts Receivable	$ 105	$ 284
Current Portion of Derivative Assets	546	12,398
Derivative Assets	9,398	2,913
Accrued Liabilities	(9,252)	(9,259)
Current Portion of Derivative Liabilities	(89,111)	(47,748)
Derivative Liabilities	(137,999)	(213,731)
Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable
Current Portion of Derivative Assets	153	2,160
Derivative Assets	1
Accrued Liabilities
Current Portion of Derivative Liabilities	(1,736)	(7)
Derivative Liabilities	(372)
Cross currency swaps [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable	105	284
Current Portion of Derivative Assets	393	10,238
Derivative Assets		2,913
Accrued Liabilities
Current Portion of Derivative Liabilities	(233)
Derivative Liabilities	(21,817)
Interest rate swap [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable
Current Portion of Derivative Assets
Derivative Assets	9,397
Accrued Liabilities	(9,252)	(9,259)
Current Portion of Derivative Liabilities	(87,142)	(47,741)
Derivative Liabilities	$ (115,810)	$ (213,731)